Post-Balance Sheet Events	12 Months Ended
Dec. 31, 2023
Events After Reporting Period [Abstract]
Post-Balance Sheet Events	Post-balance sheet events
Post-balance sheet events were originally evaluated up to March 13, 2024, the date these Consolidated Financial Statements were previously authorised for issue. Following the re-issuance of these Consolidated Financial Statements on July 2, 2025, post balance sheet events have been re-evaluated to this date. This assessment has resulted in the disclosure of additional non-adjusting events, but did not lead to a change in the recognition or measurement of amounts reported in the Consolidated Financial Statements.
On January 30, 2024, the principal defined benefit pension plan in the USA, Shell Pension Plan, entered into a contract with "The Prudential Insurance Company of America" to settle $5,052 million of pension liabilities. The settlement price consisted of $4,920 million of pension assets. As a result of this transaction, all legal and constructive obligations for a tranche of benefits provided by the Shell Pension Plan have been eliminated. This transaction will have no significant impact on the Consolidated Statement of Income, Consolidated Balance Sheet or Consolidated Statement of Cash Flows.
In the fourth quarter 2024 a lease liability of $3.0 billion was recognised in relation to the commencement of an LNG pipeline lease in Canada.
In December 2024, Shell signed an agreement with Equinor UK Limited to form an independent joint venture, comprised of their combined UK offshore oil and gas operations. This resulted in the reclassification of assets of $6.8 billion and liabilities of $4.7 billion as held for sale in the fourth quarter 2024. Upon completion of the sale, the disposal group will be derecognised, in exchange for a 50% interest in a newly formed joint venture.
In 2024, the Company recognised impairments of $4.5 billion.
With effect from January 1, 2025, segment earnings are presented on an Adjusted Earnings basis (Adjusted Earnings), which is the earnings measure used by the Chief Executive Officer, who serves as the Chief Operating Decision Maker, for the purposes of making decisions about allocating resources and assessing performance. This aligns with Shell's focus on performance, discipline and simplification. The Adjusted Earnings measure is presented on a current cost of supplies (CCS) basis and aims to facilitate a comparative understanding of Shell's financial performance from period to period by removing the effects of oil price changes on inventory carrying amounts and removing the effects of identified items. Identified items are in some cases driven by external factors and may, either individually or collectively, hinder the comparative understanding of Shell's financial results from period to period. The segment earnings measure used until December 31, 2024, was CCS earnings. The difference between CCS earnings and Adjusted Earnings are the identified items.
In the Netherlands, in a case against Shell brought by a group of environmental non-governmental organisations and individual claimants (referred to herein as "Milieudefensie"), the Hague District Court in 2021 found that while Shell was not acting unlawfully (see Note 31), Shell had the obligation to reduce the aggregate annual volume of CO2 emissions of Shell operations and energy-carrying products sold across Scope 1, 2 and 3 by 45% (net) by the end of 2030 relative to its 2019 emissions levels. For Scope 2 and 3, this was a significant best-efforts obligation. Shell appealed that ruling. On November 12, 2024, the Hague Court of Appeal upheld Shell's appeal and dismissed the claim against Shell. In doing so, the Court of Appeal annulled the earlier judgment of the District Court in its entirety with immediate effect. On February 11, 2025, Milieudefensie filed an appeal to the Supreme Court of the Netherlands.
On January 23, 2025, and March 4, 2025, Shell announced changes to the Executive Committee. As per the announcements, with effect from April 1, 2025, the most senior leadership structure will be delayered to reflect the three primary areas of business value – Integrated Gas; Upstream; and Downstream, Renewables and Energy Solutions, while elevating Trading and Supply. These changes will not affect Shell's reporting segments as the changes do not impact how the Chief Executive Officer, who serves as the Chief Operating Decision Maker, makes decisions about allocating resources and assessing performance.
On March 13, 2025, Shell completed the sale of The Shell Petroleum Development Company of Nigeria Limited (SPDC) to Renaissance, as announced on January 16, 2024. The divestment of SPDC aligns with Shell’s intent to simplify its presence in Nigeria through an exit of onshore oil production in the Niger Delta and a focus of future disciplined investment in its deep-water and integrated gas positions. Completion of the sale did not lead to a significant gain or loss on disposal. At closing, Shell provided secured term loans to SPDC to cover a variety of funding requirements, of which $0.8 billion was drawn at closing.
At Shell plc’s Annual General Meeting on May 21, 2024, the Board was authorised to allot ordinary shares in Shell plc, and to grant rights to subscribe for, or to convert, any security into ordinary shares in Shell plc, up to an aggregate nominal amount of approximately €150 million (representing approximately 2,147 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expired at the end of the Annual General Meeting held in 2025.
At Shell plc’s Annual General Meeting on May 20, 2025, the Board was authorised to allot ordinary shares in Shell plc, and to grant rights to subscribe for, or to convert, any security into ordinary shares in Shell plc, up to an aggregate nominal amount of approximately €140 million (representing approximately 2,007 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 19, 2026, or the end of the Annual General Meeting to be held in 2026, unless previously renewed, revoked or varied by Shell plc in a general meeting.
In 2024 and 2025, until the issuance of these Consolidated Financial Statements the Company paid dividends to its shareholders of $13.0 billion and repurchased shares for an amount of $20.7 billion. In March 2025, Shell announced an increased shareholder distributions target of 40-50% of cash flow from operating activities through the cycle.